Pension Plans and Defined Contribution Plan - Schedule of Reconciliation of Changes in Projected Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Benefit obligation at beginning of year	$ 182,253	$ 211,389
Service cost-benefit earned during the period	1,285	1,269
Interest cost on projected benefit obligation	7,448	8,073
Actuarial (gain) loss	21,150	4,547
Benefits paid	(6,917)	(2,952)
Settlements		(40,073)
Plan change	1,838
Benefit obligation at end of year	$ 207,057	$ 182,253